Income Taxes - Schedule Of Loss From Continuing Operations Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. operations	$ 157,274	$ 121,621
Foreign operations	11	26
Loss before income taxes	$ 157,285	$ 121,647